Schedule of Investments
June 30, 2026 (unaudited)
Upright Assets Allocation Plus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 35.36%

Drug Manufacturers - General - 2.81%
AbbVie, Inc.	500	125,820

Drug Manufacturers - Specialty & Generic - 2.06%
Teva Pharmaceutical Industries Ltd. ADR (2)	2,000	67,760
Viatris, Inc.	1,500	23,820

		91,580

Electrical Equipment & Parts - 2.44%
Plug Power, Inc. (2)	40,000	108,400

Integrated Circuit Design - 13.77%
Himax Technologies, Inc. ADR	40,000	613,600

Internet Content & Information - 0.26%
Baidu, Inc. ADR (2)	100	11,429

Semiconductors - 14.02%
ASE Technology Holding Co. Ltd. ADR (2)	300	13,536
Silicon Motion Technology Corp. ADR	400	133,332
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	477,570

		624,438

Total Common Stock	(Cost $ 778,502)	1,575,267

Exchange-Traded Funds (3) - 26.45%

Direxion Daily 20+ Year Treasury Bull 3X ETF	750	26,663
Direxion Daily Dow Jones Internet Bull 3X ETF	10,000	229,800
Direxion Daily Energy Bull 2X ETF	550	41,916
Direxion Daily Mid Cap 3X Shares ETF	600	44,910
Direxion Daily MSCI Brazil Bull 2X ETF	85	7,560
Direxion Daily MSCI Emerging Markets Bull 3X ETF	200	17,786
Direxion Daily MSCI India Bull 2x ETF	500	22,571
Direxion Daily Real Estate Bull 3X ETF	2,000	21,080
Direxion Financial Bull 3X ETF	1,100	161,898
Direxion Small Cap Bull 3X ETF	2,500	187,775
Global X Lithium and Battery Tech ETF	1,000	78,280
iShares MSCI China ETF	200	10,205
iShares MSCI EAFE Value ETF	200	15,310
iShares MSCI Taiwan ETF	200	21,722
iShares Russell Mid-Cap Value ETF	100	16,460
KraneShares CSI China Internet ETF	1,400	34,258
ProShares UltraPro QQQ ETF	800	64,800
VanEck Vectors Vietnam ETF	2,000	36,940
Vanguard Emerging Markets Stock Index Fund	700	41,783
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	15,429
Vanguard Real Estate Index Fund ETF Shares	200	19,286
VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	800	62,059

Total Exchange-Traded Funds	(Cost $ 636,319)	1,178,490

Money Market Registered Investment Companies (4) - 38.86%

Fidelity Institutional Money Market - Treasury Portfolio - Class III - 3.30%	1,731,458	1,731,458

Total Money Market Registered Investment Companies	(Cost $ 1,731,458)	1,731,458

Total Investments - 100.67%	(Cost $ 3,146,279)	4,485,215

Liabilities in Excess of Other Assets - (0.67%)		(29,996)

Total Net Assets - 100.00%		4,455,219

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$4,485,215	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$4,485,215	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate investment. The yield shown represents the 7-day yield in effect at June 30, 2026.